Description of Business	12 Months Ended
Dec. 31, 2011
Description of Business
Description of Business

Note 1:        Description of Business

DIRECTV, which we sometimes refer to as the company, we, or us, is a leading provider of digital television entertainment in the United States and Latin America. We operate two direct-to-home, or DTH, business units: DIRECTV U.S. and DIRECTV Latin America, which are differentiated by their geographic location and are engaged in acquiring, promoting, selling and distributing digital entertainment programming via satellite to residential and commercial subscribers. Since November 19, 2009, we also own and operate three regional sports networks and own a 60% interest in Game Show Network LLC, or GSN, a basic cable television network dedicated to game-related programming and Internet interactive game playing. We account for our investment in GSN using the equity method of accounting.

•                  DIRECTV U.S.  DIRECTV Holdings LLC and its subsidiaries, which we refer to as DIRECTV U.S., is the largest provider of DTH digital television services and the second largest provider in the multi-channel video programming distribution, or MVPD, industry in the United States.

•                  DIRECTV Latin America.  DIRECTV Latin America Holdings Inc. and its subsidiaries, or DIRECTV Latin America, is the leading provider of DTH digital television services throughout Latin America. DIRECTV Latin America is comprised of: PanAmericana, which provides services in Argentina, Chile, Colombia, Ecuador, Puerto Rico, Venezuela, and certain other countries in the region, and Sky Brasil Servicos Ltda., or Sky Brasil, which is a 93% owned subsidiary. DIRECTV Latin America also includes our 41% equity method investment in Innova, S. de R.L. de C.V., or Sky Mexico, which we include in the PanAmericana segment.

•                  DIRECTV Sports Networks.  DIRECTV Sports Networks LLC and its subsidiaries, or DSN, is comprised primarily of three regional sports television networks based in Seattle, Washington; Denver, Colorado and Pittsburgh, Pennsylvania, each of which operates under the brand name ROOT SPORTS. The operating results of DSN are reported as part of the “Sports Networks, Eliminations and Other” reporting segment.

During the first quarter of 2012, we revised our reportable segments. As further discussed in Note 19, our DIRECTV Latin America business unit, which was previously reported as a single segment, is now reported as two segments, Sky Brasil and PanAmericana. We have restated certain prior period amounts to conform to the current year presentation of reporting segments.

Liberty Transaction

On November 19, 2009, The DIRECTV Group, Inc., or DIRECTV Group, and Liberty Media Corporation, which we refer to as Liberty or Liberty Media, obtained stockholder approval of and closed a series of related transactions which we refer to collectively as the Liberty Transaction. The Liberty Transaction included the split-off of certain of the assets of the Liberty Entertainment group into Liberty Entertainment, Inc., or LEI, which was then split-off from Liberty. Following the split-off, DIRECTV Group and LEI merged with subsidiaries of DIRECTV. As a result of the Liberty Transaction, DIRECTV Group, which is comprised of the DIRECTV U.S. and DIRECTV Latin America businesses, and LEI, which held Liberty’s 57% interest in DIRECTV Group, a 100% interest in three regional sports television networks, a 65% interest in GSN, approximately $120 million in cash and cash equivalents and approximately $2.1 billion of indebtedness and a related series of equity collars, became wholly-owned subsidiaries of DIRECTV.

DIRECTV Group has been treated as the acquiring corporation in the Liberty Transaction for accounting and financial reporting purposes and accordingly, the historical financial statements of DIRECTV Group are reported as the historical financial statements of DIRECTV in the accompanying Consolidated Financial Statements.

See Note 4 for additional information regarding these transactions.